SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Sep. 03, 2020 USD ($) $ / shares shares	Jun. 30, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issue		25,754,297	25,754,297
Price per share | ₪ / shares		₪ 0.02	₪ 0.02
Registered Direct Offering of Ordinary Shares [Member] | Certain Institutional Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issue	5,882,353
Price per share | $ / shares	$ 1.70
Aggregate cash consideration | $	$ 10